Other Payables and Accrued Liabilities (Details) - Schedule of other payables and accrued liabilities	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Other Payables And Accrued Liabilities Abstract
Salary payables	¥ 1,753,536	$ 261,276	¥ 2,011,702
Other payables and accrued expenses	3,929,171	585,447	3,446,740
Accrued interest payable	9,841,587	1,446,399	8,197,112
Total other payables and accrued liabilities	¥ 15,524,294	$ 2,313,122	¥ 13,655,554